RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	12 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 26, 2024 $ / shares
RELATED PARTY TRANSACTIONS
Public offering price | $ / shares							$ 980
Net proceeds from the private placement					$ 2,426,460
Due to related party					3,395
Fernie Castle
RELATED PARTY TRANSACTIONS
Corresponding expenses			$ 241,000	£ 182,500
Period of notice in advance for termination of lease without penalty			1 month	1 month
Inter-company rent income			$ 241,000		233,000	$ 227,000
Robin Hill
RELATED PARTY TRANSACTIONS
Corresponding expenses			$ 199,000	£ 151,000
Period of notice in advance for termination of lease without penalty			1 month	1 month
Inter-company rent income			$ 199,000		193,000	$ 188,000
Related party member
RELATED PARTY TRANSACTIONS
Due to related party			$ 0		$ 3,395
Mr. Siping Xu
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	164
Public offering price | $ / shares	$ 1,111.25
Share-based compensation	$ 181,585
Mr. Mengnan Wang
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	164
Public offering price | $ / shares	$ 1,111.25
Share-based compensation	$ 181,585
Series A warrant
RELATED PARTY TRANSACTIONS
Net proceeds from exercise of warrants		$ 324,000